UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ           February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $162,517
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                               FORM 13F INFORMATION TABLE
                                            Redwood Capital Management, LLC
                                                    December 31, 2006

COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8

                               TITLE                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)    PRN AMT   PRN CALL  DISCRETION  MGRS  SOLE     SHARED  NONE
--------------                 --------          -----       --------    -------   --- ----  ----------  ----  ----     ------  ----
ACQUICOR TECHNOLOGY INC        COM               00489A107      697,000    124,000 SH        SOLE        NONE    124,000
AETNA INC                      COM               00817Y108    5,398,000    125,000 SH        SOLE        NONE    125,000
ALTRIA GROUP INC               COM               02209S103    8,153,000     95,000 SH        SOLE        NONE     95,000
AMER INTL GROUP INC            COM               026874107    7,166,000    100,000 SH        SOLE        NONE    100,000
AMR CORP                       COM               001765106    4,535,000    150,000 SH        SOLE        NONE    150,000
CAREMARK RX INC                COM               141705103    1,428,000     25,000 SH        SOLE        NONE     25,000
CELANESE CORP DEL              COM NEW           150870103   14,234,000    550,000 SH        SOLE        NONE    550,000
CHEMTURA CORP                  COM               163893100    1,925,000    199,850 SH        SOLE        NONE    199,850
CVS CORP                       COM               126650100    6,955,000    225,000 SH        SOLE        NONE    225,000
DADE BEHRING HLDGS INC         COM               23342J206      418,000     10,500 SH        SOLE        NONE     10,500
EDISON INTL                    COM               281020107    2,274,000     50,000 SH        SOLE        NONE     50,000
ENDEAVOR ACQUISITION CORP      COM               292577103      869,000     94,550 SH        SOLE        NONE     94,550
ENDEAVOR ACQUISITION CORP      W EXP 12/14/200   292577111      294,000     98,350 SH        SOLE        NONE     98,350
ENDURANCE SPECIALTY HLDGS LT   SHS               G30397106    3,658,000    100,000 SH        SOLE        NONE    100,000
FREMONT GEN CORP               COM               357288109      811,000     50,000 SH        SOLE        NONE     50,000
GENERAL FINANCE CORP           COM               369822101    1,781,000    231,250 SH        SOLE        NONE    231,250
GEOEYE INC                     COM               37250W108   24,678,000  1,275,325 SH        SOLE        NONE  1,275,325
HD PARTNERS ACQUISITION CORP   COM               40415K100    5,255,000    715,000 SH        SOLE        NONE    715,000
HD PARTNERS ACQUISITION CORP   W EXP 06/01/201   40415K118      479,000    715,000 SH        SOLE        NONE    715,000
HUNTSMAN CORP                  COM               447011107    1,114,000     58,710 SH        SOLE        NONE     58,710
ITC HOLDINGS CORP              COM               465685105       40,000      1,000 SH        SOLE        NONE      1,000
LAIDLAW INTL INC               COM               50730R102   13,666,000    449,088 SH        SOLE        NONE    449,088
LIONS GATE ENTMNT CORP         COM NEW           535919203    5,762,000    536,980 SH        SOLE        NONE    536,980
MAGNA INTL INC                 CL A              559222401    3,625,000     45,000 SH        SOLE        NONE     45,000
NORTEL INVERSORA S A           SPON ADR PFD B    656567401    4,889,000    359,735 SH        SOLE        NONE    359,735
PGT INC                        COM               69336V101      764,000     60,399 SH        SOLE        NONE     60,399
PORTLAND GEN ELEC CO           COM               736508847    4,371,000    160,386 SH        SOLE        NONE    160,386
SPDR TR                        UNIT SER 1        78462F103    3,541,000     25,000 SH        SOLE        NONE     25,000
SPRINT NEXTEL CORP             COM FON           852061100    9,983,000    528,480 SH        SOLE        NONE    528,480
SYNAGRO TECHNOLOGIES INC       COM NEW           871562203    3,762,000    851,123 SH        SOLE        NONE    851,123
U S G CORP                     COM NEW           903293405    4,384,000     80,000 SH        SOLE        NONE     80,000
UAL CORP                       COM NEW           902549807    5,235,000    118,984 SH        SOLE        NONE    118,984
UNITEDHEALTH GROUP INC         COM               91324P102    6,716,000    125,000 SH        SOLE        NONE    125,000
UNIVISION COMMUNICATIONS INC   CL A              914906102    1,771,000     50,000 SH        SOLE        NONE     50,000
YRC WORLDWIDE INC              COM               984249102    1,886,000     50,000 SH        SOLE        NONE     50,000




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